Corporation's equity in PRLP 2011 Holdings, LLC (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Equity Method Investments	$ 225,625	$ 197,006
Prlp2011 Holdings Llc Joint Venture [Member] | Gross [Member]
Related Party Transaction [Line Items]
Equity Method Investments	$ 23,650	$ 26,596